OPTIONS - Options outstanding (Details)	Jun. 30, 2019 USD ($) Option item employee	Jun. 30, 2019 AUD ($) Option item employee	Jun. 30, 2018 USD ($) Option	Jun. 30, 2018 AUD ($) Option	Jun. 30, 2017 AUD ($) Option
OPTIONS
Options outstanding (in shares)	38,000,000	38,000,000	55,102,778	55,102,778
Weighted average exercise price	$ 0.015	$ 0.015	$ 0.017	$ 0.016
Number of executives | item	1	1
Number of employees | employee	12	12
Unlisted employee options
OPTIONS
Options outstanding (in shares)	25,500,000	25,500,000	34,736,111	34,736,111	54,736,111
Weighted average exercise price | $		$ 0.015		$ 0.017	$ 0.016
Unlisted options attached to convertible notes
OPTIONS
Options outstanding (in shares)			20,366,667	20,366,667
Weighted average exercise price | $				$ 0.015
Unlisted options granted to KentGrove Capital
OPTIONS
Options outstanding (in shares)	12,500,000	12,500,000
Weighted average exercise price | $		$ 0.015